Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Hydrocarbon Inventory
Disclosure of financial assets [line items]
Inventory Valuation Reserve	$ 17	$ 289
Trading inventory
Disclosure of financial assets [line items]
Inventories, at fair value less costs to sell	$ 11,000